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                                                                 CIK: 0001350943

Metropolitan Life Insurance Company
One Financial Center
Boston, MA 02111

                                               September 5, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  MetLife Investors USA Variable Life Account A
     File No. 811-21851

Commissioners:

Semi-annual reports dated June 30, 2014 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the MetLife Investors USA Variable Life Account A of MetLife Investors USA Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual reports for certain portfolios of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on N-CSRS, CIK No. 000837274, File No. 811-05583.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.